Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
Sales & other services	118	226	269
Research and development expenses	(121)	(282)	(235)
Other purchases	(71)	(53)	(60)
Accounts receivable	12	53	54
Accounts payable	82	62	42

For the years ended December 31, 2013, December 31, 2012 and 2011, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: BESI, Cassa Depositi e Prestiti, Flextronics, MicroOLED, Soitec, Oracle and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 10.

Until the sale of its JVD shares to Ericsson on August 2, 2013, leading to the de-recognition of its equity investment in JVD, the Company purchased R&D services from JVD ($121 million in 2013). For the year ended December 31, 2012, the total R&D services purchased from ST-Ericsson AT SA amounted to $224 million and outstanding trade payables amounted to $44 million.

The Company made a contribution of $0.5 million for the year ended December 31, 2013 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. The Company made no contribution to ST Foundation in the year ended December 31, 2012. Certain members of the Foundation’s Board are senior members of the Company’s management.